Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2021 $ / shares shares
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001
Common Stock, shares authorized	800,000,000
Common stock, shares issued	51,730,904
Common stock, shares outstanding	51,730,904
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common Stock, shares authorized	200,000,000
Common stock, shares issued	51,636,922
Common stock, shares outstanding	51,636,922
Common Class C [Member]
Common stock, par value | $ / shares	$ 0.0001
Common Stock, shares authorized	125,000,000
Common stock, shares issued	78,163,078
Common stock, shares outstanding	78,163,078